July 18, 2014

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Scottsdale Funds

File No. 333-11763

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated July 8, 2014, filed pursuant to Rule 497(e), for the Vanguard

Russell 2000 Index Fund and Russell 2000 Value Index Fund, series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at

(610) 669-1538.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.